Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	108 Months Ended	132 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000205004_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205004_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000205004_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,203
C000205004_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,700
C000205004_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,970
C000205004_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,292
C000205004_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	34,912
C000205004_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	48,893
C000205004_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	60,206
C000205004_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	111,242
C000205004_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000205004_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205004_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,992
C000205004_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,816
C000205004_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,440
C000205004_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,253
C000205004_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,233
C000205004_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	49,556
C000205004_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	57,990
C000205004_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	106,315
C000205004_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000205004_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205004_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205004_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205004_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205004_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205004_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205004_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205004_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000205004_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,991
C000014552_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014552_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000014552_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,614
C000014552_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,014
C000014552_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,590
C000014552_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	22,917
C000014552_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	37,122
C000014552_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	35,847
C000014552_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	53,395
C000014552_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	74,314
C000014552_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	90,944
C000014552_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	167,009
C000014552_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000014552_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014552_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,272
C000014552_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,695
C000014552_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,382
C000014552_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,778
C000014552_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	39,200
C000014552_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	37,215
C000014552_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	55,578
C000014552_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	82,876
C000014552_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	96,980
C000014552_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	177,796
C000014552_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014552_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014552_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014552_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014552_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014552_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014552_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014552_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014552_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014552_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014552_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014552_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014553_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014553_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014553_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,162
C000014553_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,813
C000014553_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,571
C000014553_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,342
C000014553_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	39,644
C000014553_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	38,472
C000014553_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	57,597
C000014553_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	80,560
C000014553_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	99,092
C000014553_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	182,873
C000014553_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000014553_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014553_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,272
C000014553_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,695
C000014553_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,382
C000014553_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,778
C000014553_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	39,200
C000014553_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	37,215
C000014553_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	55,578
C000014553_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	82,876
C000014553_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	96,980
C000014553_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	177,796
C000014553_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014553_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014553_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014553_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014553_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014553_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014553_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014553_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014553_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014553_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014553_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014553_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014551_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014551_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014551_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,021
C000014551_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,456
C000014551_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,991
C000014551_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,340
C000014551_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	37,617
C000014551_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	36,140
C000014551_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	53,554
C000014551_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	74,153
C000014551_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	90,979
C000014551_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	167,487
C000014551_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000014551_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014551_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,272
C000014551_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,695
C000014551_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,382
C000014551_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,778
C000014551_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	39,200
C000014551_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	37,215
C000014551_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	55,578
C000014551_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	82,876
C000014551_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	96,980
C000014551_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	177,796
C000014551_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014551_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014551_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014551_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014551_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014551_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014551_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014551_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014551_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014551_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014551_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014551_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014549_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014549_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000014549_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,367
C000014549_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,750
C000014549_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,353
C000014549_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	22,671
C000014549_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	36,830
C000014549_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	35,648
C000014549_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	53,227
C000014549_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	74,260
C000014549_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	91,111
C000014549_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	167,728
C000014549_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000014549_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014549_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,272
C000014549_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,695
C000014549_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,382
C000014549_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,778
C000014549_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	39,200
C000014549_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	37,215
C000014549_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	55,578
C000014549_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	82,876
C000014549_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	96,980
C000014549_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	177,796
C000014549_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014549_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014549_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014549_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014549_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014549_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014549_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014549_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014549_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014549_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014549_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014549_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000205003_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205003_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205003_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,808
C000205003_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,199
C000205003_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,525
C000205003_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,596
C000205003_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,816
C000205003_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,564
C000205003_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,165
C000205003_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,996
C000205003_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Industrials 25-50 Index
C000205003_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205003_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,039
C000205003_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,457
C000205003_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,947
C000205003_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,942
C000205003_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,447
C000205003_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,353
C000205003_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,730
C000205003_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,086
C000205003_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000205003_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205003_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205003_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205003_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205003_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205003_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205003_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205003_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000205003_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,991
C000014542_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014542_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000014542_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,840
C000014542_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,542
C000014542_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,765
C000014542_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,895
C000014542_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,088
C000014542_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,797
C000014542_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,518
C000014542_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,125
C000014542_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,746
C000014542_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,583
C000014542_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Industrials 25-50 Index
C000014542_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014542_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,882
C000014542_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,626
C000014542_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,063
C000014542_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,248
C000014542_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,538
C000014542_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,129
C000014542_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,639
C000014542_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,709
C000014542_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,439
C000014542_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	36,542
C000014542_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014542_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014542_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014542_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014542_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014542_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014542_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014542_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014542_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014542_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014542_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014542_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014543_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014543_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014543_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,291
C000014543_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,132
C000014543_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,436
C000014543_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,588
C000014543_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,116
C000014543_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,824
C000014543_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,834
C000014543_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,912
C000014543_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,142
C000014543_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	36,665
C000014543_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Industrials 25-50 Index
C000014543_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014543_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,882
C000014543_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,626
C000014543_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,063
C000014543_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,248
C000014543_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,538
C000014543_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,129
C000014543_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,639
C000014543_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,709
C000014543_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,439
C000014543_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	36,542
C000014543_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014543_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014543_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014543_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014543_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014543_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014543_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014543_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014543_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014543_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014543_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014543_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014541_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014541_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014541_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,176
C000014541_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,866
C000014541_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,030
C000014541_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,083
C000014541_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,261
C000014541_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,882
C000014541_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,532
C000014541_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,035
C000014541_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,697
C000014541_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,611
C000014541_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Industrials 25-50 Index
C000014541_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014541_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,882
C000014541_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,626
C000014541_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,063
C000014541_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,248
C000014541_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,538
C000014541_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,129
C000014541_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,639
C000014541_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,709
C000014541_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,439
C000014541_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	36,542
C000014541_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014541_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014541_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014541_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014541_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014541_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014541_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014541_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014541_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014541_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014541_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014541_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014539_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014539_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000014539_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,614
C000014539_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,309
C000014539_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,563
C000014539_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,736
C000014539_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,918
C000014539_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,678
C000014539_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,419
C000014539_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,060
C000014539_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,729
C000014539_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,650
C000014539_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Industrials 25-50 Index
C000014539_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014539_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,882
C000014539_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,626
C000014539_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,063
C000014539_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,248
C000014539_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,538
C000014539_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,129
C000014539_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,639
C000014539_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,709
C000014539_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,439
C000014539_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	36,542
C000014539_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014539_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014539_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014539_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014539_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014539_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014539_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014539_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014539_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014539_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014539_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014539_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000205005_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205005_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205005_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,472
C000205005_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,924
C000205005_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,504
C000205005_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,065
C000205005_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,710
C000205005_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,231
C000205005_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,248
C000205005_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,298
C000205005_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Financials 5% Capped Linked Index
C000205005_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205005_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,457
C000205005_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,858
C000205005_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,921
C000205005_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,268
C000205005_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,983
C000205005_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,897
C000205005_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,515
C000205005_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,273
C000205005_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000205005_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205005_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205005_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205005_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205005_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205005_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205005_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205005_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000205005_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,991
C000014557_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014557_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000014557_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,219
C000014557_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,666
C000014557_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,908
C000014557_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,769
C000014557_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,006
C000014557_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,315
C000014557_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,026
C000014557_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,715
C000014557_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,684
C000014557_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,631
C000014557_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Financials 5% Capped Linked Index
C000014557_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014557_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,125
C000014557_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,720
C000014557_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,196
C000014557_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,873
C000014557_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,230
C000014557_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,281
C000014557_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,321
C000014557_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,008
C000014557_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,266
C000014557_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,275
C000014557_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014557_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014557_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014557_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014557_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014557_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014557_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014557_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014557_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014557_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014557_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014557_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014558_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014558_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014558_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,736
C000014558_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,319
C000014558_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,657
C000014558_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,472
C000014558_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,243
C000014558_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,610
C000014558_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,487
C000014558_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,740
C000014558_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,287
C000014558_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,858
C000014558_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Financials 5% Capped Linked Index
C000014558_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014558_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,125
C000014558_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,720
C000014558_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,196
C000014558_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,873
C000014558_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,230
C000014558_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,281
C000014558_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,321
C000014558_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,008
C000014558_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,266
C000014558_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,275
C000014558_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014558_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014558_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014558_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014558_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014558_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014558_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014558_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014558_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014558_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014558_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014558_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014556_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014556_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014556_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,606
C000014556_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,029
C000014556_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,211
C000014556_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,966
C000014556_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,220
C000014556_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,427
C000014556_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,049
C000014556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,618
C000014556_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,645
C000014556_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,673
C000014556_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Financials 5% Capped Linked Index
C000014556_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014556_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,125
C000014556_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,720
C000014556_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,196
C000014556_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,873
C000014556_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,230
C000014556_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,281
C000014556_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,321
C000014556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,008
C000014556_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,266
C000014556_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,275
C000014556_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014556_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014556_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014556_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014556_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014556_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014556_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014556_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014556_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014556_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014556_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014554_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014554_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000014554_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,967
C000014554_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,418
C000014554_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,693
C000014554_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,619
C000014554_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,803
C000014554_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,164
C000014554_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,922
C000014554_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,632
C000014554_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,662
C000014554_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,693
C000014554_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Financials 5% Capped Linked Index
C000014554_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014554_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,125
C000014554_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,720
C000014554_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,196
C000014554_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,873
C000014554_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,230
C000014554_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,281
C000014554_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,321
C000014554_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,008
C000014554_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,266
C000014554_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,275
C000014554_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014554_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014554_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014554_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014554_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014554_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014554_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014554_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014554_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014554_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014554_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014554_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000204999_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000204999_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204999_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,217
C000204999_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,031
C000204999_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,774
C000204999_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,207
C000204999_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,965
C000204999_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,814
C000204999_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,597
C000204999_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,394
C000204999_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Biotechnology 25-50 Index
C000204999_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204999_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,683
C000204999_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,477
C000204999_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,581
C000204999_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,037
C000204999_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,159
C000204999_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,701
C000204999_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,512
C000204999_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,429
C000204999_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000204999_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204999_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000204999_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000204999_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000204999_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000204999_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000204999_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000204999_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000204999_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,991
C000014522_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014522_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000014522_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,989
C000014522_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,456
C000014522_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,654
C000014522_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,109
C000014522_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,177
C000014522_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,883
C000014522_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,948
C000014522_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,552
C000014522_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,947
C000014522_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,651
C000014522_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Biotechnology 25-50 Index
C000014522_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014522_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,625
C000014522_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,983
C000014522_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,564
C000014522_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,286
C000014522_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,089
C000014522_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,032
C000014522_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,526
C000014522_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,245
C000014522_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,661
C000014522_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,874
C000014522_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014522_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014522_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014522_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014522_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014522_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014522_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014522_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014522_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014522_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014522_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014522_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014523_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014523_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014523_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,456
C000014523_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,064
C000014523_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,294
C000014523_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,023
C000014523_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,320
C000014523_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,887
C000014523_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,195
C000014523_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,272
C000014523_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,642
C000014523_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,560
C000014523_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Biotechnology 25-50 Index
C000014523_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014523_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,625
C000014523_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,983
C000014523_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,564
C000014523_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,286
C000014523_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,089
C000014523_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,032
C000014523_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,526
C000014523_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,245
C000014523_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,661
C000014523_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,874
C000014523_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014523_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014523_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014523_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014523_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014523_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014523_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014523_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014523_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014523_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014523_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014523_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014521_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014521_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014521_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,347
C000014521_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,806
C000014521_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,926
C000014521_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,393
C000014521_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,417
C000014521_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,014
C000014521_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,026
C000014521_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,538
C000014521_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,976
C000014521_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,782
C000014521_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Biotechnology 25-50 Index
C000014521_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014521_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,625
C000014521_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,983
C000014521_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,564
C000014521_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,286
C000014521_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,089
C000014521_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,032
C000014521_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,526
C000014521_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,245
C000014521_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,661
C000014521_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,874
C000014521_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014521_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014521_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014521_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014521_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014521_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014521_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014521_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014521_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014521_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014521_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014521_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014519_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014519_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000014519_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,773
C000014519_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,249
C000014519_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,494
C000014519_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,943
C000014519_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,040
C000014519_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,811
C000014519_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,908
C000014519_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,555
C000014519_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,992
C000014519_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,807
C000014519_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Biotechnology 25-50 Index
C000014519_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014519_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,625
C000014519_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,983
C000014519_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,564
C000014519_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,286
C000014519_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,089
C000014519_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,032
C000014519_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,526
C000014519_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,245
C000014519_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,661
C000014519_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,874
C000014519_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014519_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014519_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014519_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014519_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014519_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014519_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014519_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014519_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014519_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014519_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014519_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000264535_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Industrials Portfolio
C000264535_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000264535_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,165
C000264535_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Industrials 25-50 Index
C000264535_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000264535_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,740
C000264535_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000264535_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000264535_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,225
C000205006_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205006_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205006_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,714
C000205006_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,141
C000205006_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,709
C000205006_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,008
C000205006_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,543
C000205006_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,506
C000205006_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,626
C000205006_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,728
C000205006_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Health Care 25-50 Index
C000205006_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205006_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,682
C000205006_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,598
C000205006_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,864
C000205006_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,388
C000205006_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,767
C000205006_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,651
C000205006_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,869
C000205006_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,107
C000205006_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000205006_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205006_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205006_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205006_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205006_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205006_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205006_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205006_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000205006_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,991
C000014562_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014562_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000014562_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,536
C000014562_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,587
C000014562_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,915
C000014562_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,039
C000014562_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,309
C000014562_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,969
C000014562_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,554
C000014562_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,683
C000014562_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,443
C000014562_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,550
C000014562_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Health Care 25-50 Index
C000014562_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014562_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,935
C000014562_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,626
C000014562_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,117
C000014562_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,713
C000014562_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,138
C000014562_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,492
C000014562_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,006
C000014562_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,558
C000014562_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,144
C000014562_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,886
C000014562_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014562_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014562_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014562_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014562_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014562_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014562_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014562_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014562_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014562_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014562_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014562_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014563_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014563_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014563_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,978
C000014563_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,184
C000014563_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,599
C000014563_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,977
C000014563_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,543
C000014563_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,144
C000014563_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,866
C000014563_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,182
C000014563_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,937
C000014563_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,605
C000014563_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Health Care 25-50 Index
C000014563_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014563_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,935
C000014563_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,626
C000014563_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,117
C000014563_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,713
C000014563_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,138
C000014563_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,492
C000014563_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,006
C000014563_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,558
C000014563_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,144
C000014563_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,886
C000014563_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014563_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014563_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014563_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014563_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014563_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014563_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014563_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014563_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014563_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014563_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014563_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014561_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014561_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014561_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,868
C000014561_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,921
C000014561_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,193
C000014561_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,304
C000014561_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,529
C000014561_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,076
C000014561_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,576
C000014561_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,613
C000014561_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,422
C000014561_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,582
C000014561_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Health Care 25-50 Index
C000014561_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014561_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,935
C000014561_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,626
C000014561_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,117
C000014561_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,713
C000014561_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,138
C000014561_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,492
C000014561_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,006
C000014561_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,558
C000014561_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,144
C000014561_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,886
C000014561_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014561_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014561_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014561_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014561_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014561_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014561_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014561_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014561_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014561_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014561_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014561_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000014559_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014559_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000014559_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,317
C000014559_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,361
C000014559_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,716
C000014559_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,831
C000014559_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,108
C000014559_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,833
C000014559_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,459
C000014559_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,625
C000014559_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,433
C000014559_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,597
C000014559_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Health Care 25-50 Index
C000014559_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014559_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,935
C000014559_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,626
C000014559_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,117
C000014559_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,713
C000014559_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,138
C000014559_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,492
C000014559_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,006
C000014559_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,558
C000014559_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,144
C000014559_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,886
C000014559_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014559_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014559_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000014559_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000014559_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000014559_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000014559_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000014559_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000014559_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000014559_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000014559_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000014559_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 40,742